Financial Instruments - Schedule of Fair Value of Assets and Liabilities (Detail) € in Thousands, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	€ (51,100)
Senior secured notes 6.00% due 2020 [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(647,000)		€ (657,000)	€ (502,000)
Financial leases [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(54,300)
Mortgages [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(53,600)
Carrying value [Member] | Senior secured notes 6.00% due 2020 [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(628,141)		(629,327)	(475,503)
Carrying value [Member] | 2017 Senior Secured Revolving Facility [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(99,904)
Carrying value [Member] | Financial leases [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(51,127)		(51,718)	(34,582)
Carrying value [Member] | Mortgages [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(53,640)		(54,412)	(44,073)
Carrying value [Member] | Other Investment [Member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability			1,942
Financial asset	3,693
Carrying value [Member] | Conversion option [Member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial asset	0		0
Carrying value [Member] | Interest rate swap [Member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(255)		(367)	(321)
Level 1 [Member] | Senior secured notes 6.00% due 2020 [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(647,000)		(657,000)	(502,000)
Level 2 [Member] | 2017 Senior Secured Revolving Facility [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(99,904)
Level 2 [Member] | Financial leases [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(54,282)		(55,625)	(41,012)
Level 2 [Member] | Mortgages [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(53,640)		(54,412)	(44,073)
Level 2 [Member] | Other Investment [Member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability			1,942
Financial asset	3,693
Level 2 [Member] | Interest rate swap [Member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial liability	(255)		(367)	€ (321)
Level 3 [member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial asset | $		$ 4.0
Level 3 [member] | Other Investment [Member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial asset | $		$ 4.5
Level 3 [member] | Conversion option [Member]
Disclosure Of Fair Values And Hierarchy [Line Items]
Financial asset	€ 0		€ 0